Non-interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fees and commissions receivable
Net fees and commissions	£ 2,357	£ 2,455	£ 2,535
Loss on redemption of own debt		(7)	(126)
Income from trading activities
Foreign exchange	643	525	989
Interest rate	695	(50)	(480)
Credit	45	197	336
Changes in fair value of own debt and derivative liabilities attributable to own credit
- debt securities in issue	72	12	87
- derivative liabilities	20	(81)	67
Equities, commodities and other	32	31	(25)
Income from trading activities	1,507	634	974
Operating lease and other rental income	256	276	287
Changes in the fair value of financial assets and liabilities designated at fair value through profit or loss	(26)	60	(13)
Changes in the fair value of own debt designated as at fair value through profit or loss attributable to own credit risk
- debt securities in issue			41
- subordinated liabilities			(15)
Changes in fair value of other financial assets fair value through profit or loss	18
Hedge ineffectiveness	(65)	39
Profit/(loss) on disposal of amortised cost assets	44	(35)	(277)
Profit on disposal of fair value through other comprehensive income assets	34	226	71
Profit on sale of property, plant and equipment	50	75	18
Share of profits of associated entities	83	104	59
(Loss)/profit on disposal of subsidiaries and associates	(72)	245	273
Other income	560	74	55
Other operating income	882	1,064	499
Non-interest income	£ 4,746	£ 4,146	£ 3,882